Property, plant and equipment, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Buildings Short-term bank loan USD ($)	Mar. 31, 2014 Buildings Short-term bank loan CNY	Mar. 31, 2013 Buildings Short-term bank loan CNY	Mar. 31, 2014 Guangdong Province [Domain] USD ($)	Mar. 31, 2014 Guangdong Province [Domain] CNY	Mar. 31, 2014 Guangdong Province [Domain] Accrued expense and other payables USD ($)	Mar. 31, 2014 Guangdong Province [Domain] Accrued expense and other payables CNY	Jun. 28, 2012 Guangzhou Nuoya CNY	Mar. 31, 2014 Zhejiang Province USD ($)	Mar. 31, 2014 Zhejiang Province CNY	Dec. 31, 2013 Zhejiang Province item	Mar. 31, 2014 Zhejiang Province Accrued expense and other payables USD ($)	Mar. 31, 2014 Zhejiang Province Accrued expense and other payables CNY	Mar. 31, 2013 Zhejiang Province Buildings and associated land use right CNY
Property, Plant and Equipment
Numbers of third party in the purchase contract														2
Purchase price of the property and land use right											107,294
Payments for property, plant and equipment	124,161	771,828	582,024				17,044	105,954	450	2,800		8,441	52,474		1,930	12,000	87,508
Carrying value of buildings collateralized for loans				18,430	114,570	121,603
Bank loan	$ 9,652	60,000	50,000	$ 9,652	60,000	50,000